Other Operational Gain	6 Months Ended
Jun. 30, 2014
Other Operational Gain [Abstract]
Other Operational Gain
10.      Other Operational Gain:
Other operational gain for the six month period ended June 30, 2013, totaled $1,647 and represented non-recurring revenue of $1,250 from the settlement of a commercial claim and a gain from hull & machinery claim of $397. For the six month period ended June 30, 2014, other operational gain totaling $407 consisted of a gain from a hull and machinery claim of $237 and a $170 rebate from Company's previous manning agent.